Consolidated Statements of Income and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net income (loss) per common share - diluted	$ 0.06	$ (0.01)	$ 0.06	$ (0.02)	$ (0.04)	$ (0.04)
Diluted	65,309,169	19,285,714	65,309,169	19,285,714	20,294,447	19,285,714